Property Plant and Equipment (Narrative) (Detail) $ in Millions	1 Months Ended								6 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($) MW	Jan. 31, 2019 MW	Aug. 31, 2018 project	Jun. 30, 2018 USD ($) a	Mar. 31, 2018 USD ($) a field	Feb. 28, 2018 USD ($)	Jan. 31, 2018 a	Sep. 30, 2017 project	Jun. 30, 2019 USD ($) field	Jun. 30, 2018 USD ($) a	Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 USD ($) MW	Dec. 31, 2018 USD ($)	Nov. 30, 2014 a field
Property Plant And Equipment [Line Items]
Cost of project									$ 152	$ 51
Virginia Electric and Power Company
Property Plant And Equipment [Line Items]
MW Capacity | MW		1,292
Cost of project									$ 150	$ 43
Virginia Electric and Power Company | Solar Development Project in Virginia
Property Plant And Equipment [Line Items]
MW Capacity | MW	20
Cost of project	$ 37
Virginia Electric and Power Company | Solar Development Project in Virginia | Scenario Forecast
Property Plant And Equipment [Line Items]
MW Capacity | MW											150	88
Cost of project											$ 260	$ 160
Virginia Electric and Power Company | Two Solar Development Projects | North Carolina and Virginia
Property Plant And Equipment [Line Items]
Number of Projects | project			2
Virginia Electric and Power Company | Two Solar Development Projects | North Carolina
Property Plant And Equipment [Line Items]
Number of Projects | project								2
Virginia Electric and Power Company | Two Solar Development Projects | Scenario Forecast | North Carolina and Virginia
Property Plant And Equipment [Line Items]
MW Capacity | MW													155
Virginia Electric and Power Company | Two Solar Development Projects | Scenario Forecast | North Carolina
Property Plant And Equipment [Line Items]
MW Capacity | MW													155
Virginia Electric and Power Company | First Solar Development Project | North Carolina
Property Plant And Equipment [Line Items]
Cost of project														$ 140
Virginia Electric and Power Company | First Solar Development Project | Scenario Forecast | North Carolina and Virginia
Property Plant And Equipment [Line Items]
Cost of project												$ 130
Virginia Electric and Power Company | Second Solar Development Project | Scenario Forecast | North Carolina and Virginia
Property Plant And Equipment [Line Items]
Cost of project													$ 120
Virginia Electric and Power Company | Second Solar Development Project | Scenario Forecast | North Carolina
Property Plant And Equipment [Line Items]
Cost of project													$ 140
Dominion Energy Gas Holdings, LLC | Marcellus Shale | Oil and Gas Properties
Property Plant And Equipment [Line Items]
Development rights (number of acres) | a				9,000			18,000			9,000					24,000
Number of natural gas storage fields | field									1						1
Gas and oil area developed net remaining interest conveyed percentage							50.00%
Amount of consideration				$ 6		$ 28				$ 6
Gain on sale				6
After tax gain on sale				$ 4
Dominion Energy Gas Holdings, LLC | Marcellus Shale | Other operations and maintenance | Oil and Gas Properties
Property Plant And Equipment [Line Items]
Gain on sale						28
After tax gain on sale						$ 20
Dominion Energy Gas Holdings, LLC | Utica and Point Pleasant Shale | Oil and Gas Properties
Property Plant And Equipment [Line Items]
Development rights (number of acres) | a					11,000
Number of natural gas storage fields | field					1
Amount of consideration					$ 16
Gain on sale					16
After tax gain on sale					12
Proceeds from assignment of Shale Development Rights					$ 16